Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital
20.
Share capital

The table below provides a reconciliation of the change in the number of authorized shares, shares issued and fully paid, treasury shares and shares outstanding:

	Authorized shares	Issued and fully paid shares	Treasury shares	Shares outstanding
Common shares

31 December 2021	216,742,000	199,500,000	(7,312,777)	192,187,223
GDR options exercised (Note 21)	-	-	499,472	499,472
GDR buyback program	-	-	(2,376,725)	(2,376,725)

31 December 2022	216,742,000	199,500,000	(9,190,030)	190,309,970
GDR options exercised (Note 21)	-	-	618,788	618,788
GDR buyback program	-	-	(1,595,293)	(1,595,293)

31 December 2023	216,742,000	199,500,000	(10,166,535)	189,333,465

During the years ended 31 December 2022 and 2023, the Board of Directors approved six separate GDR buyback programs. The Group accounts for GDRs repurchased in Treasury Shares component of Share Capital. One GDR represents one share.

The following table summarizes the details of the GDR buyback programs:

	Start date	Maturity date	Number of GDRs acquired	Total amount paid (in millions of KZT)
1st buy-back program	22 April 2022	21 July 2022	998,429	22,841
2nd buy-back program	22 July 2022	21 October 2022	788,153	21,325
3rd buy-back program	22 October 2022	24 February 2023	1,131,380	38,474
4th buy-back program	22 March 2023	21 July 2023	531,995	18,740
5th buy-back program	22 July 2023	21 October 2023	283,689	12,614
6th buy-back program (ongoing)	22 October 2023	01 March 2024	238,372	10,381

31 December 2023			3,972,018	124,375

The Group accounts for GDRs repurchased as treasury shares.

The table below provides a reconciliation of the change in outstanding share capital fully paid:

	Issued and fully paid shares	Treasury shares	Total

31 December 2021	130,144	(32,614)	97,530
GDR options exercised	-	2,228	2,228
GDR buyback program	-	(63,672)	(63,672)

31 December 2022	130,144	(94,058)	36,086
GDR options exercised	-	2,760	2,760
GDR buyback program	-	(60,703)	(60,703)

31 December 2023	130,144	(152,001)	(21,857)

All shares are KZT denominated. The Group has one class of common shares which carry no right to fixed dividend. Share premium represents an excess of contributions received over the nominal value of shares issued and amounts received as a result of the resale of shares over their purchase price.

The following tables represent dividends declared:

	Dividends declared	Dividend per share

September 2022	95,787	KZT 500
December 2022	114,315	KZT 600

Total for 2022	210,102

	Dividends declared	Dividend per share

March 2023	269,365	KZT 1,350
September 2023	129,702	KZT 750
December 2023	161,065	KZT 850

Total for 2023	560,132